BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITION
BUSINESS ACQUISITION

5. BUSINESS ACQUISITION

Acquisition of used car dealers in 2017

In the second half of 2017, in order to start and expand its business of used car trading, KAG completed 14 acquisitions. The acquired dealerships mostly operate used car sales business in various cities across China.

Each acquisition, while negotiated independently, was structured in a similar manner. Specifically, Shanghai Jieying, initially purchased all  car  inventories from each dealership. Subsequent to the car purchase, Shanghai Jieying and the shareholder of the existing car dealership (the “Seller”) enter into an equity purchase agreement which requires the Seller to transfer majority interest of the dealership as follows:

1)

The Seller agrees to set up a new entity to which it transfers the remaining eligible assets of the dealerships, employees, and business contracts owned and leased by the existing dealership. In turn, Shanghai Jieying agrees to subscribe for 70% of the equity interest in this entity.

2)

Shanghai Jieying agrees to inject cash to the newly formed entity described in the preceding paragraph as well as to pay the Seller contingent consideration in the form of shares of KAG, the parent of Shanghai Jieying.

The Company believes that structuring the acquisitions as described above allows them to avoid potential exposures or liabilities associated with the acquired entities. The purchase of cars and acquisition of the new entity were accounted for as a single transaction.

The payment of the contingent consideration is contingent upon the successful offering of KAG (“offering transaction”), as well as the performance of the acquired dealerships. The amount of consideration is measured based on the operating performance of the acquired dealerships both prior to and subsequent to the future offering transaction of KAG, and the number of shares expected to be issued will be calculated based on the issuance price of the offering. Such contingent consideration includes two components that will require KAG to issue the shares at different times. The first issuance will be made upon the successful offering of KAG and is calculated based on a percentage of the cumulative operating results of the acquired dealerships between the acquisition date and the date of the offering. The second issuance will be made in five equal annual installments after the successful offering of KAG and will be calculated based on a percentage of the trailing 12 months operating results of the acquired dealerships leading up to the successful offering, and will be subject to adjustments based on the future financial performance of each acquired dealership. The contingent issuance of shares is not dependent on whether the previous dealership owner remains employed with KAG.

Acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the   number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal    values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Subsequent to the date of each acquisition, the Company remeasured the estimated fair values of the contingent consideration at each reporting date. For the year ended December 31, 2017, the Company recorded $1,480 in changes in fair value of contingent consideration in the Company’s consolidated  statements of operations as a result of the Company’s re-measurement of the estimated fair value of the contingent consideration at the reporting date.

Acquisition of Shandong, Chongqing and Wuhan in 2017

On July 20, July 3, and October 27, 2017, KAG entered into equity purchase agreements (as described above) with Shandong, Chongqing and Wuhan, respectively. KAG initially purchased all car inventories from each dealership which were recorded at fair value. KAG subsequently entered into equity purchase agreements to purchase the new entity set up by the owners of each used car dealership as described in the previous page. As consideration for the transactions, KAG agreed to (1) pay cash consideration which includes partial consideration for the cars purchased as well as capital injection to the entities acquired, (2) forgive financing receivable outstanding that was previously provided by KAG to the used car dealerships and (3) provide contingent consideration to be paid upon the successful offering of KAG. The allocation of the purchase prices for those three significant acquisitions as of the dates of the acquisition are summarized as below:

	Shandong	Chongqing	Wuhan
Cash	$—	$2,727	$—
Capital injection receivable	1,148	—	3,125
Inventory	3,721	2,791	8,786
Goodwill	26,550	13,277	10,405
Noncontrolling interest	7,965	4,801	3,121
The purchase price comprised of:
— Cash consideration	2,203	2,721	8,470
— Forgiveness of financing receivable	2,666	888	3,441
— Contingent consideration	18,585	9,294	7,284
Total	$23,454	$12,903	$19,195

Other acquisitions of used car dealerships in 2017

During the second half of 2017, KAG further entered into separate equity purchase agreements with an additional 11 individually insignificant car dealerships. KAG initially purchased all car inventories from each dealership which were recorded at fair value. KAG subsequently entered into equity purchase agreements to purchase the new entity set up by the owners of each car dealership as aforementioned. As consideration for the transactions, KAG agreed to (1) pay cash consideration which includes partial consideration for the cars purchased as well as capital injection to the entity acquired, (2) forgive financing receivable outstanding that was previously provided by KAG to the used car dealership and (3) contingent consideration to be paid upon the successful offering of KAG. The allocation of the purchase price for those insignificant acquisitions is presented on a combined basis as follows:

Other used car
dealer
acquisitions
Cash	$1,270
Capital injection receivable	10,946
Inventory	30,622
Goodwill	39,043
Noncontrolling interest	12,094
The purchase price comprised of:
— Cash consideration	27,743
— Forgiveness of financing receivable	14,206
— Contingent consideration	27,330
Total	$69,279

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergies resulting from these acquisitions.

Among all the acquisitions that were completed in 2017, some had capital injections made by both KAG and the noncontrolling shareholders on the acquisition date, such as Chongqing. 30% of the cash was contributed by KAG and 70% contributed by the noncontrolling shareholders, while  the ownership interests remained at the agreed 70% and 30%, respectively. Consequently, the fair value of the acquired assets less the fair value of the non- controlling interest does not equal to the aggregate purchase price of all the acquisitions completed in 2017.

The following information summarizes the results of operations attributable to the acquisitions included in the Company’s consolidated statement of operations since the acquisition date:

	Year ended December 31, 2017
	Shandong	Chongqing	Wuhan	Others
Revenues	$33,263	$17,290	$—	$71,483
Net gain (loss)	$1,383	$180	$(10)	$(1,652)

Acquisition of used car dealers and after-sales service centers in 2018

During the year ended December 31, 2018, KAG completed the acquisition of three after-sales centers, Jinan Zhoushuo Yidong Automobile Trading Co., Ltd. (“Jinan Zhoushuo”), Chongqing Zhoushuo Xingqi Automobile Service Co., Ltd. (“Chongqing Zhoushuo”) and Suzhou Zhoushuo Lujie Automobile Service Co., Ltd. (“Suzhou Zhoushuo”), and one additional dealership, Shanxi Jieying Weilan  Automobile Sales Co., Ltd. (“Shanxi”). The structure of these acquisitions are consistent with the acquisition in 2017. KAG initially purchased all inventories, from each dealership and after-sales service center, KAG subsequently entered into equity purchase agreement to purchase the new entity set up by the owners of each dealership and after-sales  service center.

Subsequent to the date of each acquisition, the Company measured the estimated fair values of the contingent consideration at each reporting date. For  the year ended December 31, 2018, the Company recorded $49,503 in fair value change of contingent consideration, which was recorded as other expenses in the Company’s consolidated statements of operations as a result of the re -measurement of the estimated fair value of the contingent consideration at the reporting date.

Acquisition of Shanxi in 2018

On April 8, 2018, KAG entered into an equity purchase agreement with Shanxi. KAG initially purchased the car inventories from the dealership which were recorded at fair value. KAG subsequently entered into equity purchase agreement to purchase the new entity set up by the owner of Shanxi used car dealership. As consideration for the transaction, KAG agreed to (1) pay cash consideration which includes partial consideration for the cars purchased as well as capital injection to the entities acquired, (2) forgive financing receivable outstanding that was previously provided by KAG to the used car dealerships and (3) provide contingent consideration to be paid upon the successful offering of KAG. The allocation of the purchase price for this acquisition as of the date of the acquisition is summarized as below:

Shanxi
Cash	$—
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175
The purchase price comprised of:
— Cash consideration	4,536
— Forgiveness of financing receivable	1,428
— Contingent consideration	2,742
Total	$8,706

The following information summarizes the results of operations attributable to the acquisition included in the Company’s consolidated statement of operations since the acquisition date:

Year ended December 31, 2018
Revenues	$20,135
Net gain	$752

Acquisitions of after-sales service centers

During the first half of 2018, KAG further entered into separate equity purchase agreements with three after-sales service centers individually. Each acquisition, negotiated independently, was structured in a similar manner whereby, Shanghai Zhoushuo Automobile Technology Co., Ltd, (“Shanghai Zhoushuo”), a subsidiary of KAG, initially purchased all inventories from each after-sales service center. Subsequent  to  the  purchase,  Shanghai  Zhoushuo and the shareholder of each of the existing after-sales service center (the “Seller”) entered into an equity purchase agreement which requires the Seller to transfer majority interest of the dealership as follows:

(1)

The Seller agrees to set up a new entity to which it transfers the remaining eligible assets of the after-sales service center, employees, and business contracts owned and leased by the existing after-sales service center. In turn, Shanghai Zhoushuo agrees to subscribe for 70% of the equity interest in this entity.

(2)

Shanghai Zhoushuo agrees to inject cash to the newly formed entity described in the preceding paragraph as well as to pay the Seller contingent consideration in the form of shares of KAG, the parent of Shanghai Zhoushuo.

The Company believes that structuring the acquisitions as described above allows them to avoid potential exposures or liabilities associated with the acquired entities. The purchase of inventories and acquisition of the new entity were accounted for as a single transaction.

The payment of the contingent consideration is contingent upon the successful offering of KAG as well as the meeting performance targets of  the acquired after-sales service centers. The amount of consideration is measured based on the operating performance of the acquired after-sales service centers  both prior to and subsequent to the future offering transaction of KAG, and the number of shares expected to be issued will be calculated based on the offering price. Such contingent consideration will require KAG to issue the shares at different times. The issuance will be made in four installments, 12‑ month apart, upon the successful offering of KAG and is calculated based on a percentage of each 12‑months cumulative operating results of the acquired after-sales service centers after the acquisition date under different multiples. The contingent issuance of shares is not dependent on whether the previous after-sales service centers owner remains employed with KAG.

Acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the   number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

As consideration for the transactions, KAG agreed to (1) pay cash consideration which includes capital injection to the entity acquired and (2) contingent consideration to be paid upon the successful offering of KAG. The allocation of the purchase price for the acquisitions are presented as follows:

After-sales service centers
Capital injection receivable	651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873
The purchase price comprised of:
—Cash consideration	686
—Contingent consideration	11,371
Total	$12,057

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP,  and comprise of (a)   the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergies resulting from these acquisitions.

The following information summarizes the results of operations attributable to the acquisitions included in the Company’s consolidated statement of operations since the acquisition dates:

Year ended December 31, 2018
Chongqing/
Suzhou/ Jinan
Zhoushuo
Revenues	$341
Net loss	$582

In December 2018, KAG disposed 70% equity interest of Chongqing Zhoushuo to the minority shareholder and received US$0.1 million consideration. The transfer of equity interest registration of Chongqing Zhoushuo was completed on December 6, 2018. As a result, an immaterial gain from disposal of Chongqing Zhoushuo was recorded during the year ended December 31, 2018.

The disposal of Chongqing Zhoushuo does not constitute a strategic shift that will have a major effect on the Company’s operations or financial results and as such, the disposal is not classified as discontinued operations in the Company’s consolidated financial statements.

Pro forma information of acquisitions in 2017 and 2018

Supplementary pro-forma revenues and net earnings for the combined entity, as if business combination had been acquired as of January 1, 2016 were not included as it is impracticable since the used car dealerships and after-sales service centers historically did not have sound accounting systems to maintain reliable accounting records prior to the acquisitions and creating reliable accounting records would require an unreasonably significant amount of effort and resources. Post-acquisition, the newly established entities began to create and maintain accounting records.

In January 2019, KAG entered into amendment agreements with the dealership and after-sales service center operators that updated the offering price in the calculation of shares for contingent consideration to the initial public offering price of CM Seven Star, i.e. US$10.00, and allowed the contingent consideration to be settled by shares of KAH. Upon the consummation of the SPAC Transaction, the contingent consideration was assumed by Renren. For the year ended December 31, 2019, the Company recorded a gain of fair value change in contingent consideration in the amount of $65,594, which represents the fair value changes before it was transferred to Renren.